Property, Equipment and Software, Net (Tables)	12 Months Ended
Dec. 31, 2025
Property, Equipment and Software, Net [Abstract]
Schedule of Property, Equipment and Software

As of December 31, 2025 and 2024, property, equipment and software consisted of the following.

	2025	2024

Office furniture	$49,494	$47,418
Transportation equipment	167,274	160,257
Buildings and improvements	595,094	570,130
Software	1,690,629	1,619,709
	2,502,491	2,397,514
Less: accumulated depreciation and amortization	(2,027,302)	(1,652,573)
	$475,189	$744,941